PROPERTY AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 34.3	$ 40.8	$ 38.4
Internal development of software capitalized costs	13.4	8.4	3.9
Software development [Member]
Property, Plant and Equipment [Line Items]
Amortization expense	$ 6.8	$ 4.8	$ 2.6